Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities Explanatory (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity method investees [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash inflows	$ 3,487	$ 2,950	$ 3,942
Future production costs	(857)	(1,088)	(1,404)
Future development costs	(524)	(703)	(1,228)
Future income tax expenses	(339)	(229)	(349)
Undiscounted future net cash flows	1,768	929	961
10 percent midyear annual discount for timing of estimated cash flows	(474)	(346)	(449)
Standardized measure of discounted future net cash flows	1,294	584	512
Consolidated entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash inflows	445,332	361,783	473,625
Future production costs	(215,740)	(211,806)	(261,979)
Future development costs	(47,527)	(43,009)	(67,497)
Future income tax expenses	(63,262)	(46,338)	(61,958)
Undiscounted future net cash flows	118,803	60,630	82,191
10 percent midyear annual discount for timing of estimated cash flows	(53,361)	(25,279)	(37,344)
Standardized measure of discounted future net cash flows	65,442	35,351	44,847
Consolidated entities [member] | Brazil [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash inflows	439,058	357,374	462,364
Future production costs	(213,037)	(209,413)	(256,130)
Future development costs	(46,731)	(42,357)	(65,449)
Future income tax expenses	(63,087)	(46,234)	(61,408)
Undiscounted future net cash flows	116,204	59,370	79,377
10 percent midyear annual discount for timing of estimated cash flows	(52,516)	(24,946)	(36,608)
Standardized measure of discounted future net cash flows	63,687	34,424	42,769
Oil and gas producing properties abroad [member] | Consolidated entities [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash inflows	6,274	4,408	11,261
Future production costs	(2,703)	(2,392)	(5,849)
Future development costs	(796)	(652)	(2,048)
Future income tax expenses	(175)	(105)	(550)
Undiscounted future net cash flows	2,600	1,259	2,814
10 percent midyear annual discount for timing of estimated cash flows	(845)	(332)	(736)
Standardized measure of discounted future net cash flows	1,755	927	2,078
Oil and gas producing properties abroad [member] | Consolidated entities [member] | South America [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash inflows	912	600	6,541
Future production costs	(412)	(239)	(3,165)
Future development costs	(147)	(120)	(1,056)
Future income tax expenses	(89)	(65)	(527)
Undiscounted future net cash flows	265	175	1,793
10 percent midyear annual discount for timing of estimated cash flows	(138)	(78)	(588)
Standardized measure of discounted future net cash flows	126	98	1,205
Oil and gas producing properties abroad [member] | Consolidated entities [member] | North America [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash inflows	5,361	3,809	4,720
Future production costs	(2,291)	(2,153)	(2,684)
Future development costs	(649)	(531)	(992)
Future income tax expenses	(86)	(40)	(23)
Undiscounted future net cash flows	2,335	1,084	1,021
10 percent midyear annual discount for timing of estimated cash flows	(707)	(255)	(148)
Standardized measure of discounted future net cash flows	$ 1,628	$ 830	$ 873